Income tax - Summary of Movement in Deferred Tax Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Changes In Deferred Tax Liability (Asset) [Abstract]
Deferred tax liability (asset) at beginning of period	$ 1,940	$ 1,990
Changes in deferred tax liability (asset) [abstract]
Recognized in profit or loss	(180)	117
Recognized in OCI	(64)	(59)
Currency translation differences	24	(108)
Deferred tax liability (asset) at end of period	1,720	1,940
Deferred tax assets	2,610	2,410
Deferred tax liabilities	(890)	(470)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax relating to components of other comprehensive income	64	59
Depreciation & amortization
Reconciliation Of Changes In Deferred Tax Liability (Asset) [Abstract]
Deferred tax liability (asset) at beginning of period	(80)	(29)
Changes in deferred tax liability (asset) [abstract]
Recognized in profit or loss	62	(50)
Recognized in OCI	0	0
Currency translation differences	(1)	(1)
Deferred tax liability (asset) at end of period	(19)	(80)
Deferred tax assets	0	0
Deferred tax liabilities	(19)	(80)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax relating to components of other comprehensive income	0	0
Bad debt reserves
Reconciliation Of Changes In Deferred Tax Liability (Asset) [Abstract]
Deferred tax liability (asset) at beginning of period	0	341
Changes in deferred tax liability (asset) [abstract]
Recognized in profit or loss	0	(324)
Recognized in OCI	0	0
Currency translation differences	0	(17)
Deferred tax liability (asset) at end of period	0	0
Deferred tax assets	0	0
Deferred tax liabilities	0	0
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax relating to components of other comprehensive income	0	0
Accrued pension
Reconciliation Of Changes In Deferred Tax Liability (Asset) [Abstract]
Deferred tax liability (asset) at beginning of period	9	44
Changes in deferred tax liability (asset) [abstract]
Recognized in profit or loss	54	26
Recognized in OCI	(64)	(59)
Currency translation differences	1	(2)
Deferred tax liability (asset) at end of period	0	9
Deferred tax assets	0	9
Deferred tax liabilities	0	0
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax relating to components of other comprehensive income	64	59
ROU asset
Reconciliation Of Changes In Deferred Tax Liability (Asset) [Abstract]
Deferred tax liability (asset) at beginning of period	(302)	(352)
Changes in deferred tax liability (asset) [abstract]
Recognized in profit or loss	(447)	60
Recognized in OCI	0	0
Currency translation differences	(12)	(10)
Deferred tax liability (asset) at end of period	(761)	(302)
Deferred tax assets	0	0
Deferred tax liabilities	(761)	(302)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax relating to components of other comprehensive income	0	0
Lease liability
Reconciliation Of Changes In Deferred Tax Liability (Asset) [Abstract]
Deferred tax liability (asset) at beginning of period	511	630
Changes in deferred tax liability (asset) [abstract]
Recognized in profit or loss	270	(119)
Recognized in OCI	0	0
Currency translation differences	13	0
Deferred tax liability (asset) at end of period	794	511
Deferred tax assets	794	511
Deferred tax liabilities	0	0
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax relating to components of other comprehensive income	0	0
Other
Reconciliation Of Changes In Deferred Tax Liability (Asset) [Abstract]
Deferred tax liability (asset) at beginning of period	852	96
Changes in deferred tax liability (asset) [abstract]
Recognized in profit or loss	(155)	725
Recognized in OCI	0	0
Currency translation differences	(1)	31
Deferred tax liability (asset) at end of period	696	852
Deferred tax assets	806	940
Deferred tax liabilities	(110)	(88)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax relating to components of other comprehensive income	0	0
Net operating loss carryforward
Reconciliation Of Changes In Deferred Tax Liability (Asset) [Abstract]
Deferred tax liability (asset) at beginning of period	950	1,260
Changes in deferred tax liability (asset) [abstract]
Recognized in profit or loss	36	(201)
Recognized in OCI	0	0
Currency translation differences	24	(109)
Deferred tax liability (asset) at end of period	1,010	950
Deferred tax assets	1,010	950
Deferred tax liabilities	0	0
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax relating to components of other comprehensive income	$ 0	$ 0